 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated October 25, 2018 to the
Prospectus of the Class A Shares of the Fund dated May 1, 2018
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
Kevin Moss joined the Portfolio Management Team of the Fund’s Investment Adviser. Sven Weber resigned from the Fund’s Investment Adviser and its Portfolio Management Team, and as a Trustee of the Fund on October 15, 2018. Mr. Weber will continue to serve as the President of the Fund. The information in the Prospectus is supplemented to reflect the foregoing as follows:

(a)
The definitions of SharesPost 100 Fund and SP Investments Management, LLC in the “Directory of Entities” in the “Prospectus Summary” and “Management of the Fund” sections of the Prospectus are deleted and replaced with the following:

“SharesPost 100 Fund — The Fund is managed by the Investment Adviser.
SP Investments Management, LLC — the Investment Adviser of the Fund, a wholly owned subsidiary of SharesPost, Inc.”
(b)
The contents under the subheading “Portfolio Manager” and “Compensation of Portfolio Manager” in the “Management of the Fund” section of the Prospectus are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. See below for biographies of each member of the Portfolio Management Team.
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Kevin Moss c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 7/11/1969	None.	N/A	Managing Director of SP Investments Management LLC; Chief Operating Officer of SP Investments Management LLC
Maureen Downey c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 9/20/1970	None.	N/A	Managing Director of SP Investments Management LLC; Equity Principal of Pantheon Ventures (UK) LLP
Sven Jonas Grankvist c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 4/4/1984	None.	N/A	Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Kevin Moss is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over

17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.
Maureen Downey is a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to her position with the Investment Adviser, Maureen worked for Pantheon Ventures, where she was an Investment Committee member and played a key role in new business development in emerging markets. Before that, Maureen was a Vice President in Investment Banking for Goldman Sachs, where she worked on private equity transactions, cross-border and domestic M&A and other capital markets functions in the U.S. and Europe. She started her career at Merrill Lynch in the Fixed Income Division. Maureen holds a Bachelor of Arts degree in Philosophy, Politics and Economics from Claremont McKenna College and an MBA in Finance and Entrepreneurial Management from The Wharton Graduate School of Business.
Sven Jonas Grankvist is a Vice President of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire additional investment professionals in proportion to the growth of the assets under management of the Investment Adviser.
Each of the Portfolio Management Team members own options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.”
Compensation of Portfolio Managers
In addition to the employee stock options described above, the portfolio managers receive a fixed annual salary and a bonus, which is in part dependent upon the overall performance of the Investment Adviser. The Portfolio Management Team members do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the Portfolio Management Team’s compensation, other accounts managed by the Portfolio Management Team, and their ownership of securities of the Fund.”
(c)
Item (6) under the heading “Conflicts of Interest” shall be deleted and restated as follows:

“Greg Brogger is Chief Executive Officer and a minority shareholder of SharesPost, which in turns own 100% of the equity of the Investment Adviser and SharesPost Financial, and is entitled to attend portions of meetings of our Board of Trustees as an invited, non-voting observer. To the extent SharesPost Financial acts as a broker for sale of Fund Shares (which would entitle SharesPost Financial to Broker Fees, subject to the policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act), Mr. Brogger will receive no direct financial benefit. Mr. Brogger may, however, receive an indirect and non-quantifiable financial benefit from any of these transactions as a shareholder of SharesPost similar in nature to any and all other shareholders of SharesPost.

Each of the Portfolio Management Team members has been granted options to purchase shares of SharesPost common stock representing less than 2% of SharesPost’s equity (assuming the exercise of all outstanding SharesPost options and warrants).
The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated October 25, 2018 to the
Prospectus of the Class I Shares of the Fund dated May 1, 2018
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
Kevin Moss joined the Portfolio Management Team of the Fund’s Investment Adviser. Sven Weber resigned from the Fund’s Investment Adviser and its Portfolio Management Team, and as a Trustee of the Fund on October 15, 2018. Mr. Weber will continue to serve as the President of the Fund. The information in the Prospectus is supplemented to reflect the foregoing as follows:

(a)
The definitions of SharesPost 100 Fund and SP Investments Management, LLC in the “Directory of Entities” in the “Prospectus Summary” and “Management of the Fund” sections of the Prospectus are deleted and replaced with the following:

“SharesPost 100 Fund — The Fund is managed by the Investment Adviser.
SP Investments Management, LLC — the Investment Adviser of the Fund, a wholly owned subsidiary of SharesPost, Inc.”
(b)
The contents under the subheading “Portfolio Manager” and “Compensation of Portfolio Manager” in the “Management of the Fund” section of the Prospectus are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. See below for biographies of each member of the Portfolio Management Team.
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Kevin Moss c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 7/11/1969	None.	N/A	Managing Director of SP Investments Management LLC; Chief Operating Officer of SP Investments Management LLC
Maureen Downey c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 9/20/1970	None.	N/A	Managing Director of SP Investments Management LLC; Equity Principal of Pantheon Ventures (UK) LLP
Sven Jonas Grankvist c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 4/4/1984	None.	N/A	Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Kevin Moss is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over

17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.
Maureen Downey is a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to her position with the Investment Adviser, Maureen worked for Pantheon Ventures, where she was an Investment Committee member and played a key role in new business development in emerging markets. Before that, Maureen was a Vice President in Investment Banking for Goldman Sachs, where she worked on private equity transactions, cross-border and domestic M&A and other capital markets functions in the U.S. and Europe. She started her career at Merrill Lynch in the Fixed Income Division. Maureen holds a Bachelor of Arts degree in Philosophy, Politics and Economics from Claremont McKenna College and an MBA in Finance and Entrepreneurial Management from The Wharton Graduate School of Business.
Sven Jonas Grankvist is a Vice President of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire additional investment professionals in proportion to the growth of the assets under management of the Investment Adviser.
Each of the Portfolio Management Team members own options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.”
Compensation of Portfolio Managers
In addition to the employee stock options described above, the portfolio managers receive a fixed annual salary and a bonus, which is in part dependent upon the overall performance of the Investment Adviser. The Portfolio Management Team members do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the Portfolio Management Team’s compensation, other accounts managed by the Portfolio Management Team, and their ownership of securities of the Fund.”
(c)
Item (6) under the heading “Conflicts of Interest” shall be deleted and restated as follows:

“Greg Brogger is Chief Executive Officer and a minority shareholder of SharesPost, which in turns own 100% of the equity of the Investment Adviser and SharesPost Financial, and is entitled to attend portions of meetings of our Board of Trustees as an invited, non-voting observer. To the extent SharesPost Financial acts as a broker for sale of Fund Shares (which would entitle SharesPost Financial to Broker Fees, subject to the policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act), Mr. Brogger will receive no direct financial benefit. Mr. Brogger may, however, receive an indirect and non-quantifiable financial benefit from any of these transactions as a shareholder of SharesPost similar in nature to any and all other shareholders of SharesPost.

Each of the Portfolio Management Team members has been granted options to purchase shares of SharesPost common stock representing less than 2% of SharesPost’s equity (assuming the exercise of all outstanding SharesPost options and warrants).
The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated October 25, 2018 to the
Prospectus of the Class L Shares of the Fund dated May 1, 2018
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.
1.
Kevin Moss joined the Portfolio Management Team of the Fund’s Investment Adviser. Sven Weber resigned from the Fund’s Investment Adviser and its Portfolio Management Team, and as a Trustee of the Fund on October 15, 2018. Mr. Weber will continue to serve as the President of the Fund. The information in the Prospectus is supplemented to reflect the foregoing as follows:

(a)
The definitions of SharesPost 100 Fund and SP Investments Management, LLC in the “Directory of Entities” in the “Prospectus Summary” and “Management of the Fund” sections of the Prospectus are deleted and replaced with the following:

“SharesPost 100 Fund — The Fund is managed by the Investment Adviser.
SP Investments Management, LLC — the Investment Adviser of the Fund, a wholly owned subsidiary of SharesPost, Inc.”
(b)
The contents under the subheading “Portfolio Manager” and “Compensation of Portfolio Manager” in the “Management of the Fund” section of the Prospectus are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. See below for biographies of each member of the Portfolio Management Team.
Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Kevin Moss c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 7/11/1969	None.	N/A	Managing Director of SP Investments Management LLC; Chief Operating Officer of SP Investments Management LLC
Maureen Downey c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 9/20/1970	None.	N/A	Managing Director of SP Investments Management LLC; Equity Principal of Pantheon Ventures (UK) LLP
Sven Jonas Grankvist c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2 Menlo Park, CA 94025 DOB: 4/4/1984	None.	N/A	Vice President of SP Investments Management LLC; Associate of SP Investments Management, LLC
Kevin Moss is a Managing Director and Chief Operating Officer of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Kevin was a senior portfolio manager at First New York Securities, where he managed a global macro book. With over

17 years of senior level experience in financial services, Kevin’s specific areas of expertise include the management of client relationships, investment research coverage, block trading, and operations management. Kevin began his career as an institutional equities sales trader working for Instinet, and later Commerzbank. His client base included hedge funds, pension funds and proprietary trading desks. Subsequently, Kevin held a series of posts at leading hedge funds and proprietary trading firms including serving as the head of international trading for Libra Advisors and Opus Trading Funds. Kevin received his undergraduate degree in finance from Tulane University and his MBA from Columbia Business School, magna cum laude. He holds FINRA series 4, 7, 24, 27, 55 and 66 licenses.
Maureen Downey is a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to her position with the Investment Adviser, Maureen worked for Pantheon Ventures, where she was an Investment Committee member and played a key role in new business development in emerging markets. Before that, Maureen was a Vice President in Investment Banking for Goldman Sachs, where she worked on private equity transactions, cross-border and domestic M&A and other capital markets functions in the U.S. and Europe. She started her career at Merrill Lynch in the Fixed Income Division. Maureen holds a Bachelor of Arts degree in Philosophy, Politics and Economics from Claremont McKenna College and an MBA in Finance and Entrepreneurial Management from The Wharton Graduate School of Business.
Sven Jonas Grankvist is a Vice President of SP Investments Management, LLC. Prior to serving as a portfolio manager, Jonas was a portfolio analyst. Prior to his position with the Investment Adviser, Jonas was an investment banker with Berman Capital, where he covered a wide range of industries including Internet, digital media and software. Jonas has worked on many mergers and acquisitions, and private equity transactions for buyers and sellers in the growth-and-middle-market arena. Jonas is also a mentor for the Thiel Foundation’s 20 Under 20 Fellowship. Jonas received his LLM from Uppsala University and an MBA from Golden Gate University. He holds FINRA Series 7 and 63 licenses.
Since inception of the Fund, the Investment Adviser has hired additional investment professionals, and intends to continue to hire additional investment professionals in proportion to the growth of the assets under management of the Investment Adviser.
Each of the Portfolio Management Team members own options in SharesPost relating to less than 2% of SharesPost on a fully diluted basis, assuming the exercise of all outstanding options and warrants. See “Conflicts of Interest — Certain Parties”.”
Compensation of Portfolio Managers
In addition to the employee stock options described above, the portfolio managers receive a fixed annual salary and a bonus, which is in part dependent upon the overall performance of the Investment Adviser. The Portfolio Management Team members do not receive any compensation from the Fund for serving as portfolio managers of the Fund. The SAI provides additional information about the Portfolio Management Team’s compensation, other accounts managed by the Portfolio Management Team, and their ownership of securities of the Fund.”
(c)
Item (6) under the heading “Conflicts of Interest” shall be deleted and restated as follows:

“Greg Brogger is Chief Executive Officer and a minority shareholder of SharesPost, which in turns own 100% of the equity of the Investment Adviser and SharesPost Financial, and is entitled to attend portions of meetings of our Board of Trustees as an invited, non-voting observer. To the extent SharesPost Financial acts as a broker for sale of Fund Shares (which would entitle SharesPost Financial to Broker Fees, subject to the policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act), Mr. Brogger will receive no direct financial benefit. Mr. Brogger may, however, receive an indirect and non-quantifiable financial benefit from any of these transactions as a shareholder of SharesPost similar in nature to any and all other shareholders of SharesPost.

Each of the Portfolio Management Team members has been granted options to purchase shares of SharesPost common stock representing less than 2% of SharesPost’s equity (assuming the exercise of all outstanding SharesPost options and warrants).
The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.”

 Filed Pursuant to Rule 497(e)
 Registration File No. 333-184361
SharesPost 100 Fund
(the “Fund”)
Supplement dated October 25, 2018 to the
Statement of Additional Information of the Fund dated May 1, 2018
This supplement updates information currently in the Statement of Additional Information (“SAI”). Retain this supplement with the SAI.
1.
Carol Foster was appointed as Treasurer and Chief Financial Officer of the Fund on October 23, 2018. Kevin Moss joined the Portfolio Management Team of the Fund’s Investment Adviser. Prashant Gangwal resigned as the Chief Financial Officer of the Fund on September 21, 2018. Sven Weber resigned from the Fund’s Investment Adviser and its Portfolio Management Team, and as a Trustee of the Fund on October 15, 2018. Mr. Weber will continue to serve as the President of the Fund. The information in the SAI is supplemented to reflect the foregoing as follows:

(a)
The paragraphs labelled “The Board of Trustees” under the section of the SAI titled “Management of the Fund” are deleted and replaced with the following:

“The Board of Trustees
The Board of Trustees of the Fund has overall responsibility for monitoring the Fund’s investment program and its management and operations. At least a majority of the Board of Trustees are and will be persons who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act, each, an “Independent Trustee” and, collectively, the “Independent Trustees”) of the Fund or SP Investments Management, LLC, the Fund’s Investment Adviser (the “Investment Adviser”). Any vacancy on the Board of Trustees may be filled by the remaining Trustees, except to the extent the 1940 Act requires the election of Trustees by Shareholders. Subject to the provisions of Delaware law, the Trustees will have all powers necessary and convenient to carry out this responsibility.
Name, Address(1), and Age	Position(s) Held with Fund	Term of Office(2) and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Public Company Directorships
Independent Trustees
Robert Boulware DOB: 5/11/1956	Independent Trustee	Since inception	Professional board director and trustee. Managing Director, Pilgrim Funds, LLC	Not applicable.	Gainsco, Inc. (PINK: GANS), Brighthouse Funds Trust I (trustee), Vertical Capital Income Fund (NASDAQ GM: VCAPX)
Mark Radcliffe DOB: 3/11/1952	Independent Trustee	Since inception	Partner, DLA Piper	Not applicable.	None

(1)
All addresses c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2, Menlo Park, CA 94025.

(2)
Each Trustee will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board of Trustees believes has prepared them to be effective Trustees.

Robert J. Boulware has served as a member and Chairman of the Board of Trustees since the Fund’s inception. In addition to his services for the Fund, Mr. Boulware has been an executive in the financial services industry for over 35 years. Since March 2008, Mr. Boulware has served as a trustee for Brighthouse Funds Trust I, a $140 billion fund complex. He has also served as a trustee of Vertical Capital Income Fund, a startup closed-end interval fund, since 2012. Mr. Boulware serves a director of Gainsco Inc. (PINK: GANS), a public traded auto insurance company, and as Managing Director of Pilgrim Funds, LLC, a private equity fund. Mr. Boulware has also served as a director of SurchX since October 2018. From 1992 to 2006, Mr. Boulware was the President and Chief Executive Officer of ING Funds Distributor, LLC. Mr. Boulware holds a BSBA from Northern Arizona University, College of Business Administration.
Mark Radcliffe has served as a member of the Board of Trustees since the Fund’s inception. Mr. Radcliffe also serves as Chair of the Valuation Committee. Mr. Radcliffe has been a partner of DLA Piper USA, LLP (or its predecessor law firms) since 1989, where he represents startup technology corporations in their intellectual property and finance matters. He also represents Fortune 100 companies in complex intellectual property transactions. His experience covers a wide variety of industries from internet to software to cloud to semiconductors. In 2011, Mr. Radcliffe was appointed by the Department of State to be one of ten private members of the U.S.-Japan Innovation and Entrepreneurship Council. From 2010 to 2012, Mr. Radcliffe served as a director at Innovaro, Inc. (NYSE MKT: INV), a company focused on management software and consulting. Mr. Radcliffe earned a B.S. in Chemistry magna cum laude from University of Michigan and a J.D. from Harvard Law School.
The Board of Trustees believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board of Trustees believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board of Trustees believes that its members satisfy this standard, as reflected in the experience of each Trustee described in the biographies above. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accountancy or law), public service or academic positions; experience from service as a board member (including the Board of Trustees of the Fund) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences.
Composition of Board of Trustees and Leadership Structure.   To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 100% of the Fund’s Trustees are Independent Trustees. The Independent Trustees have designated Robert Boulware as the lead Independent Trustee and Chairman of the Board of Trustees, who will chair meetings or executive sessions of the Independent Trustees, review and comment on Board of Trustee’s meeting agendas, represent the views of the Independent Trustees to management and facilitate communication among the Independent Trustees. The Board of Trustees has determined that its leadership structure, in which the Independent Trustees have designated a lead Independent Trustee to function as described above, is appropriate in light of the Fund’s investment objective and policies, the small size of the Board of Trustees and the Fund’s relatively small initial capitalization, as well as the services that the Investment Adviser and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships. This determination was made after careful consideration by the Independent

Trustees and reflects the unanimous determination of the Independent Trustees. The Board of Trustees plays an active role in the risk oversight of the Fund and receives risk oversight reports from the Investment Adviser no less frequently than quarterly, although this has not materially impacted the Board of Trustees’s leadership structure.”
(b)
The paragraphs labelled “Officers” under the section of the SAI titled “Management of the Fund” are deleted and replaced with the following:

“Officers
Name, Address(1), and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Sven Weber DOB: 1/22/1970	President	Since inception	Managing Director of SP Investments Management LLC
Carol Foster DOB: 2/21/1964	Treasurer and Chief Financial Officer	Since October 23, 2018
Managing Director, President of SP Investments Management LLC; Chief Operating Officer and Chief Financial Officer of SharesPost, Inc.; Interim Chief Financial Officer of Extole; Principal at CLF Advisors, LLC; Chief Financial Officer of PENSCO Trust Company

Julie Walsh DOB: 10/7/1970	Chief Compliance Officer	Since August 12, 2014	Managing Director, Compliance and NFA Member Services, Foreside Fund Officer Services, LLC; Fund Chief Compliance Officer

(1)
All addresses c/o SharesPost 100 Fund, 101 Jefferson Drive, Floor 2, Menlo Park, CA 94025.

Sven Weber has been the President of the Fund since inception. Until October 2018, Sven also served as a member of the Board of Trustees of the Fund and a Managing Director of SP Investments Management, LLC, a registered investment adviser and wholly owned subsidiary of SharesPost. Prior to his position with the Investment Adviser, Sven served as President of SVB Capital, an affiliate of Silicon Valley Bank. During his tenure at SVB Capital, Sven managed the company’s venture capital investing business, which included fund of funds, and direct and secondary investment funds exceeding $1.5 billion under management. Prior to SVB Capital, Sven was a principal of Cipio Partners, where he focused on secondary investments, and prior to that he was Vice President at Siemens, where he worked on direct investments, and had operational responsibilities with Vodafone Germany and O2 Germany. Sven holds a Master’s degree in physics from the University of Heidelberg, where he specialized in information technology and environmental physics.
Carol Foster has been the Chief Financial Officer of the Fund since October 2018. She also serves as the Chief Financial Officer and Chief Operating Officer of SharesPost. Carol has been an executive team member in leading investment banking and asset management firms and has deep experience in the alternative asset space. She has held positions at Pantheon Ventures, Calera Capital, Merrill Lynch, Goldman Sachs and Accenture. Prior to joining SharesPost, Carol ran CLF Advisors, a professional services firm and was the Chief Financial Officer of PENSCO, a custodian of  $15 billion in alternative assets. Carol has an MBA from Columbia University and a Bachelor of Science degree from Southern Methodist University.
Julie L. Walsh has served as Chief Compliance Officer of the Fund since August 2014. Julie has over 20 years of experience in global compliance, legal and securities. In addition to her role as Managing Director in relation to business development initiatives and the provision of comprehensive and customized compliance consulting services to several clients in the CFTC/NFA Member Services space for Foreside Fund Officer Services, LLC, Julie serves as Fund CCO for three investment company clients and also provides adviser consulting services to Foreside clients. Prior to joining Foreside, Julie was CCO for Grantham, Mayo, Van

Otterloo & Co. LLC (GMO) for 13 of her 15 years at GMO. During that time, she was responsible for the development, oversight and implementation of risk and compliance programs throughout GMO. Her compliance, regulatory and risk oversight responsibilities included quantitative and active equity, fixed income, hedge and private funds, real estate, private equity, timber, and other alternative investment strategies. Prior to her time at GMO, Julie worked at Ropes & Gray LLP for five years. Julie earned a B.A. from Boston College magna cum laude and an M.Ed., from Boston College Lynch School of Education.”
(c)
The table in the section of the SAI titled “Trustee Ownership of Securities” is deleted and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in the Fund(2)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Independent Trustees
Robert Boulware	Over $100,000	Over $100,000
Mark Radcliffe	Greater than $50,000 and less than $100,000	Greater than $50,000 and less than $100,000
(d)
The paragraphs labelled “Portfolio Manager,” “Compensation of Portfolio Manager” under the section of the SAI titled “Management of the Fund” are deleted and replaced with the following:

“Portfolio Managers
The Investment Adviser’s Portfolio Management Team is primarily responsible for the investment management of the Fund. The Portfolio Management Team is comprised of Kevin Moss, Maureen Downey and Sven Jonas Grankvist. See above for biographies of the portfolio managers.
Compensation of Portfolio Managers
The portfolio managers receive a fixed annual salary and a bonus, which are each in part dependent upon the overall performance of the Investment Adviser. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund.
Portfolio Manager Conflicts of Interest
In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts of the Investment Adviser. The tables below show the number and asset size of  (i) SEC-registered investment companies (or series thereof) other than the Fund, (ii) pooled investment vehicles that are not registered investment companies, and (iii) other accounts (e.g., accounts managed for individuals or organizations) managed by the portfolio managers. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of September 30, 2018.
See the Prospectus under “Conflicts of Interest” for details of certain conflicts of interest between the Fund and the Investment Adviser and its principals.

Other SEC-Registered Investment Companies Managed
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fees	Total Assets of Performance-Based Fee Accounts
Kevin Moss	0	$0	0	$0
Maureen Downey	0	$0	0	$0
Sven Jonas Grankvist	0	$0	0	$0
Other Pooled Investment Vehicles Managed
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicles with Performance-Based Fees	Total Assets of Performance-Based Fee Accounts
Kevin Moss	0	$1,156,978	0	$0
Maureen Downey	0	$0	0	$0
Sven Jonas Grankvist	0	$1,156,978	0	$0
Other Accounts Managed
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fees	Total Assets of Performance-Based Fee Accounts
Kevin Moss	0	$0	0	$0
Maureen Downey	0	$0	0	$0
Sven Jonas Grankvist	0	$0	0	$0